Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019	Aug. 31, 2021 USD ($)
Income Taxes (Details) [Line Items]
Statutory rate	25.00%	25.00%	25.00%	25.00%	25.00%
Taxable losses	¥ 1,303,410					$ 201,754
Total amount of net loss	2,455,436					380,075
Unrecognized tax benefit	¥ 23,300		¥ 25,871
Unrecognized tax benefits of effective tax rate			¥ 2,571
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Profits tax	16.50%	16.50%
China [Member]
Income Taxes (Details) [Line Items]
Statutory rate	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
China [Member] | High And New Technology Enterprises [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate			15.00%	15.00%
Enterprise income tax rate	15.00%	15.00%